Summary of Significant Accounting Policies - Additional Information (Detail)	Jan. 12, 2021 USD ($) shares
FDIC Insured Amount	$ 250,000
Cash held in the Trust Account	$ 603,800,000
Common Class A [Member]
Temporary equity shares outstanding | shares	60,375,000